November 25, 2009

Securities and Exchange Commission Office of Filings and Information Services 100 F Street, NE Washington, D.C. 20549

Re: Dreyfus Investment Funds

-	Dreyfus/The Boston Company Emerging Markets Core Equity Fund
-	Dreyfus/The Boston Company International Core Equity Fund
-	Dreyfus/Newton International Equity Fund
-	Dreyfus/The Boston Company Small Cap Growth Fund
-	Dreyfus/The Boston Company Small Cap Tax Sensitive Equity Fund
-	Dreyfus/The Boston Company Small Cap Value Fund
-	Dreyfus/The Boston Company Small/Mid Cap Growth Fund
-	Dreyfus/The Boston Company Large Cap Core Fund
-	Dreyfus/Standish Intermediate Tax Exempt Bond Fund

1933 Act File No.: 33-08214 1940 Act File No.: 811-04813 CIK No.: 799295

Dear Sir/Madam:

     Transmitted for filing is one (1) copy of an EDGARized version of Post-Effective Amendment No. 142 to the above-referenced Registration Statement on Form N-1A.

     The Prospectus of Dreyfus/Newton International Equity Fund and the combined Statement of Additional Information (the SAI ) of Dreyfus/The Boston Company International Core Equity Fund, Dreyfus/The Boston Company Small Cap Growth Fund, Dreyfus/The Boston Company Small Cap Tax-Sensitive Equity Fund and Dreyfus/The Boston Company Small Cap Value Fund have been marked to show changes from Post-Effective Amendment No. 133, which was filed with the Securities and Exchange Commission (the SEC ) on January 30, 2009.

     The Prospectus of each of Dreyfus/The Boston Company Emerging Markets Core Equity Fund, Dreyfus/The Boston Company Small/Mid Cap Growth Fund and Dreyfus/The Boston Company Large Cap Core Fund and the SAI of Dreyfus/Newton International Equity Fund, Dreyfus/The Boston Company Emerging Markets Core Equity Fund, Dreyfus/The Boston Company Small/Mid Cap Growth Fund, Dreyfus/The Boston Company Large Cap Core Fund and Dreyfus/Standish Intermediate Tax Exempt Bond Fund have been marked to show changes from Post-Effective Amendment No. 136, which was filed with the SEC on March 27, 2009.

     The Prospectus of each of Dreyfus/The Boston Company International Core Equity Fund, Dreyfus/The Boston Company Small Cap Growth Fund, Dreyfus/The Boston Company Small Cap Tax-Sensitive Equity Fund and Dreyfus/The Boston Company Small Cap Value Fund have been marked to show changes from a filing made pursuant to Rule 497(e) under the Securities Act of 1933, as amended, filed with the SEC on April 13, 2009.

     Part C has been marked to show changes from Post-Effective Amendment No. 141, which was filed with the SEC on November 23, 2009.

     The purpose of this Amendment is to reflect the addition of the Funds Summary section. This filing is made pursuant to Rule 485(a)(i) under the Securities Act of 1933, as amended, to become effective on February 1, 2010. The Registrant will file, prior to the effective date of the Amendment, a further amendment to its Registration Statement to update certain financial information on behalf of each series of the Registrant.

     Please address any comments or questions to the attention of the undersigned at (212) 922-6906.

Very truly yours,

/s/ Liliana Holguín
Liliana Holguín,
Legal Assistant